Taxation (Deferred Tax, Movement of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TAXATION [Abstract]
Beginning balance	$ 11,317	$ 13,387	$ 17,045
Additions	4,817	3,021	2,448
Reversals	(680)	(4,235)	(5,123)
Foreign currency translation adjustment	698	(856)	(983)
Ending balance	$ 16,152	$ 11,317	$ 13,387